SCHEDULE OF STOCK OPTIONS OUTSTANDING AND EXERCISABLE EXERCISE PRICE RANGE (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Range of Exercise Prices, Lower Limit	$ 2.56	$ 2.56
Range of Exercise Prices, Upper Limit	$ 142.08	$ 142.08
Number of Option Outstanding	146,202	162,625
Weighted Average Remaining Contractual Life Outstanding	6 years 6 months	6 years 6 months
Weighted Average Exercise Price Outstanding	$ 30.61	$ 36.00
Number of Option Exercisable	145,401	157,547
Weighted Average Exercise Price Exercisable	$ 31.96	$ 36.96